Discontinued Operation (Details) - Schedule of Loss on Sale of Discontinued Operation, Net of Taxes	May 19, 2023 USD ($)
Schedule of Assets and Liabilities of the Discontinued Operations [Abstract]
Cash and cash equivalents	$ 1,019,687
Accounts receivable, net	9,410
Prepayments and other assets	238,524
Property, plant and equipment, net	24,739
Account payable	(655,773)
Accrued expenses and other current liabilities	(32,011)
Net assets	604,576
Fair value of the consideration	215,000
Loss on sale of discontinued operations, net of taxes	$ (389,576)